Investments in associates and joint ventures (Details 2) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of associates [line items]
Current Assets		$ 96,018	$ 65,492
Non-current Assets		239,755	165,750
Current Liabilities		46,756	46,434
Non-current Liabilities		214,476	137,472
Net assets		335,773	231,242
Revenues		33,088	27,004	$ 12,916
Net income / (loss)		21,295	5,220	10,078
Total comprehensive income / (loss)		35,409	9,733	14,211
Cash of operating activities		14,339	9,059	4,126
Cash of investing activities		(11,573)	(2,068)	8,223
Cash of financing activities		(3,867)	1,537	$ (3,968)
Quality Invest [Member]
Disclosure of associates [line items]
Current Assets	[1]	5	18
Non-current Assets	[1]	2,820	1,486
Current Liabilities	[1]	64	82
Non-current Liabilities	[1]	648	466
Net assets	[1]	$ 2,113	$ 956
% ownership interest		50.00%	50.00%
Interest in associate and joint venture	[1]	$ 1,057	$ 478
Goodwill and others	[1]	5	4
Book value	[1]	1,062	482
Revenues	[1],[2]	13	26
Net income / (loss)	[1],[2]	1,079	237
Total comprehensive income / (loss)	[1],[2]	1,079	237
Dividend distribution	[1],[2]
Cash of operating activities	[1],[2]	(80)	(11)
Cash of investing activities	[1],[2]
Cash of financing activities	[1],[2]	80	11
Changes in cash and cash equivalents	[1],[2]
Mehadrin [Member]
Disclosure of associates [line items]
Current Assets		6,367	3,439
Non-current Assets		5,665	3,520
Current Liabilities		4,860	2,900
Non-current Liabilities		2,478	1,502
Net assets		$ 4,694	$ 2,557
% ownership interest		45.40%	45.41%
Interest in associate and joint venture		$ 2,132	$ 1,161
Goodwill and others		140	151
Book value		2,272	1,312
Revenues	[2]	7,249	5,403
Net income / (loss)	[2]	343	180
Total comprehensive income / (loss)	[2]	348	172
Dividend distribution	[2]
Cash of operating activities	[2]	395	476
Cash of investing activities	[2]	26	(76)
Cash of financing activities	[2]	(71)	(53)
Changes in cash and cash equivalents	[2]	350	347
BHSA [Member]
Disclosure of associates [line items]
Current Assets		56,150	36,762
Non-current Assets		24,837	18,228
Current Liabilities		44,697	33,675
Non-current Liabilities		28,560	15,548
Net assets	[3]	$ 7,730	$ 5,767
% ownership interest		29.90%	30.66%
Interest in associate and joint venture		$ 2,312	$ 1,768
Goodwill and others		(62)	(75)
Book value		2,250	1,693
Revenues	[2]	11,144	6,821
Net income / (loss)	[2]	2,238	625
Total comprehensive income / (loss)	[2]	2,238	625
Dividend distribution	[2]	200
Cash of operating activities	[2]	6,912	(6,439)
Cash of investing activities	[2]	1,304	475
Cash of financing activities	[2]	(2,832)	2,124
Changes in cash and cash equivalents	[2]	6,180	(3,840)
PBEL [Member]
Disclosure of associates [line items]
Current Assets		1,965	1,469
Non-current Assets		418	272
Current Liabilities		584	181
Non-current Liabilities		5,468	4,302
Net assets		$ (3,669)	$ (2,742)
% ownership interest		45.00%	45.40%
Interest in associate and joint venture		$ (1,651)	$ (1,245)
Goodwill and others		2,700	2,013
Book value		1,049	768
Revenues	[2]	5	300
Net income / (loss)	[2]	(355)	(292)
Total comprehensive income / (loss)	[2]	(352)	(186)
Dividend distribution	[2]
Cash of operating activities	[2]	(49)	202
Cash of investing activities	[2]	255	(37)
Cash of financing activities	[2]	(222)	(160)
Changes in cash and cash equivalents	[2]	(16)	5
Shufersal Ltd. [Member]
Disclosure of associates [line items]
Current Assets		21,982	12,764
Non-current Assets		38,606	23,482
Current Liabilities		24,072	16,556
Non-current Liabilities		22,100	12,983
Net assets		$ 14,416	$ 6,707
% ownership interest	[4]	33.60%	39.33%
Interest in associate and joint venture		$ 4,838	$ 2,638
Goodwill and others		7,925	1,202
Book value		12,763	3,840
Revenues	[2]	60,486	47,192
Net income / (loss)	[2]	1,187	1,000
Total comprehensive income / (loss)	[2]	(76)	(7)
Dividend distribution	[2]	455	(265)
Cash of operating activities	[2]	3,796	2,883
Cash of investing activities	[2]	(4,877)	(1,590)
Cash of financing activities	[2]	2,937	(1,798)
Changes in cash and cash equivalents	[2]	$ 1,856	$ (505)

[1]	In March 2011, Quality acquired an industrial plant located in San Martin, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters ("the Agreement") to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.
[2]	Information under GAAP applicable in the associate and joint ventures' jurisdiction.
[3]	Net of non-controlling interest.
[4]	Control was lost in June 30, 2018. See Note 4.G.